SHARE-BASED AWARDS AND OPTIONS - Narrative (Details) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 39,740	$ 40,117	$ 164,244	$ 208,994	$ 163,261
Performance Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion basis			1
Restricted Stock Awards and Performance Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of share-based awards vested	132,100	131,100	$ 172,300	163,800	129,200
Total share-based compensation expense	35,900	35,600	151,600	186,900	151,500
Total unrecognized compensation cost of restricted stock and performance awards	$ 239,100		$ 131,800
Weighted average period of unrecognized compensation cost	2 years 1 month 6 days		1 year 9 months 18 days
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 2,500	$ 2,800	$ 7,500	$ 17,000	$ 6,400
Weighted average period of unrecognized compensation cost	2 years		1 year 10 months 24 days
Fair market value (as a percent)			100.00%
Stock option term			10 years
Total unrecognized compensation cost of stock options	$ 13,400		$ 7,400
Minimum | Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years
Minimum | Performance Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award requisite service period			1 year
Minimum | Stock Options | Granted Fiscal 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years
Maximum | Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
Maximum | Performance Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award requisite service period			3 years
Maximum | Stock Options | Granted Fiscal 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
Stock Option Plan 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock reserved for future issuance (in shares) | shares			14,000,000.0
Stock Option Plan 2011 | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (in USD per share) | $ / shares			$ 53.19	$ 46.17	$ 48.88